Quantitative and qualitative disclosure about market risk (Tables)	12 Months Ended
Dec. 31, 2021
Quantitative and qualitative disclosure about market risk
Schedule of movement of the provision for loan losses and interest receivable

	For the years ended December 31,
	2021	2020
Balance as of January 1	$2,172	$192
Provisions for doubtful accounts
Personal loans	450	1,958
Corporate loans	1,428	22
Write offs	—	—
Recoveries of amounts previously charged off	(492)	—
Changes due to foreign exchange	—	—
Balance as of December 31	3,558	2,172

Schedule of movement of the provision for account receivable, other receivables and prepayments, deposit for acquisition of a subsidiary

	For the years ended December 31,
	2021	2020
Balance as of January 1	$39	$—
Provisions for doubtful accounts	93	39
Write offs	—	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	132	39

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2021	2020	2019
Hong Kong	3,489	4,235	5,115
Australia	194	58	—

Total	$3,683	$4,293	$5,115

	For the year ended December 31,
	2021	2020	2019
Hong Kong	3,489	4,235	5,115
Australia	194	58	—

Total	$3,683	$4,293	$5,115